Voya Retirement Insurance and Annuity Company

and its

Variable Annuity Account C

MAP II (HR 10)

Supplement Dated May 1, 2022 to the Contract Prospectus and
Updating Summary Prospectus

This supplement updates and amends certain information contained in your variable annuity Contract Prospectus and Updating Summary Prospectus. Please read it carefully and keep it with your Contract Prospectus and Updating Summary Prospectus for future reference.

The following information only affects you if you currently invest in or plan to invest in the subaccount that corresponds to the VY® FMR® T. Rowe Price International Stock Portfolio.

Notice of and Important Information About an Upcoming Fund Reorganization

On January 27, 2022, the Board of Trustees of Voya Investors Trust approved a proposal to reorganize the “Disappearing Portfolio” with and into the following “Surviving Portfolio” (the “Reorganization”):

Disappearing Portfolio	Surviving Portfolio
VY® T. Rowe Price International Stock Portfolio (Class S)	Voya International Index Portfolio (Class I)

The Reorganization is subject to approval by the shareholders of the Disappearing Portfolio. If shareholder approval of the Reorganization is obtained, it is expected that the Reorganization will become effective on or about the close of business on July 8, 2022.

If shareholders of the Disappearing Portfolio approve the Reorganization, from the close of business on July 1, 2022 through the close of business on July 8, 2022, the Disappearing Portfolio will be in a “transition period” during which time a transition manager will sell all or most of its assets and the transition manager may hold a large portion of the Disappearing Portfolio’s assets in temporary investments. During this time, the Disappearing Portfolio may not be pursuing its investment objective and strategies, and limitations on permissible investments and investment restrictions will not apply. The sales and purchases of securities during the transition period are expected to result in buy and sell transactions and such transactions may be made at a disadvantageous time.

Voluntary Transfers Before the Reorganization Date. Prior to the Reorganization Date, you may transfer amounts allocated to the subaccount that invests in a Disappearing Portfolio to any other available subaccount or any available fixed interest option. There will be no charge for any such transfer, and any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers. See the “THE INVESTMENT OPTIONS” section of your Contract Prospectus for information about making subaccount transfers.

On the Reorganization Date. On the Reorganization Date, your investment in the subaccount that invested in the Disappearing Portfolio will automatically become an investment in the subaccount that invests in the corresponding Surviving Portfolio with an equal total net asset value. You will not incur any tax liability because of this automatic reallocation and your contract value immediately before the reallocation will equal your contract value immediately after the reallocation.

Please note that all existing account balances invested in Class S shares of the Disappearing Portfolio will automatically become investments in the subaccount that invests in Class I shares of the Surviving Portfolio. Class I shares have lower total fund expenses than Class S shares, and the effect of this transaction is to give contract owners an investment in a similar fund managed by the same investment adviser at a lower cost.

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Automatic Fund Reallocation After the Reorganization Date. After the Reorganization Date, the Disappearing Portfolio will no longer be available through your contract. Unless you provide us with alternative allocation instructions, after the Reorganization Date all allocations directed to the subaccount that invested in the Disappearing Portfolio will be automatically allocated to the subaccount that invests in the corresponding Surviving Portfolio. See the “THE INVESTMENT OPTIONS” section of your Contract Prospectus for information about making fund allocation changes.

Allocation Instructions. You may give us alternative allocation instructions at any time by contacting us at Customer Service, P.O. Box 990063, Hartford, CT 06199-0063 or calling us at 1-800-584-6001.   Information about the Surviving Portfolio. Summary information about the Voya International Index Portfolio (Class I) can be found in APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT in the Contract Prospectus or APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT in the Updating Summary Prospectus. More detailed information can be found in the current prospectus and Statement of Additional Information for that fund.

More Information is Available

More information about the funds available through your contract, including information about the risks associated with investing in them can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting us at our:

Customer Service
P.O. Box 990063
Hartford, CT 06199-0063

1-800-584-6001

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number, or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) Voya Retirement Insurance and Annuity Company, One Orange Way, Windsor, CT 06095. Securities are distributed by Voya Financial Partners, LLC (member SIPC). Securities may also be distributed through other broker-dealers with which Voya Financial Partners, LLC has selling agreements.

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VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

MAP II (HR 10)

GROUP INSTALLMENT VARIABLE ANNUITY CONTRACTS

(THE “CONTRACT” OR “CONTRACTS”)

issued to

Contracts Designed for Retirement Plans that Qualify Under Section 401 of the Tax Code, Contracts Designed for Retirement Plans Established by Self-Employed Individuals Under
Section 401 of the Tax Code,

Simplified Employee Pension Contracts Under Section 408(k) of the Tax Code

and

Group Individual Retirement Annuity Contracts Under Section 408(b) of the Tax Code

UPDATING SUMMARY PROSPECTUS

May 1, 2022

____________________________________________________________________________

Four classes of the Contract are described in this updating summary prospectus: the Contract designed for retirement plans that qualify under Section 401 of the Tax Code (“Corporate 401 Contract”); the Contract designed for retirement plans established by self-employed individuals under Tax Code Section 401 (“HR 10 Contract”); Simplified Employee Pension (“SEP”) the Contract under Tax Code Section 408(k) (“SEP Contract”); and group individual retirement annuity (“IRA”) the Contract that qualify under Section 408(b) of the Tax Code (“Group IRA Contract”). The Company no longer issues the classes of Contract described in this Prospectus or accepts new IRA participants under the Contract. This updating summary prospectus describes the Contract applicable to existing Contract Holders.

The full prospectus for the Contract contains more information about the Contract, including the features, benefits, and risks. You can find the current prospectus and other information about the Contract online at https://vpx.broadridge.com/getcontract1.asp?dtype=pros&cid=voyavpx&fid=NRVA01718. You can also obtain this information at no cost by calling 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

Additional general information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved this Contract or passed upon the adequacy of this summary prospectus. Any representation to the contrary is a criminal offense.

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SPECIAL TERMS USED IN THIS SUMMARY PROSPECTUS

The following are some of the important terms used throughout this summary prospectus that have special meaning.

Account Value: The value of: (1) amounts allocated to the Fixed Interest Options, including interest earnings to date; less (2) any deductions from the Fixed Interest Options (e.g., withdrawals and fees); and plus (3) the current dollar value of amounts allocated to the Subaccounts of Variable Annuity Account C, which includes investment performance and fees deducted from the Subaccounts.

Contract or Contracts: The group installment variable annuity Contract offered by your Plan Sponsor as a funding vehicle for your retirement plan.

Contract Holder: The person to whom we issue the Contract. Generally, the Plan Sponsor or a trust. We may also refer to the Contract Holder as the Contract Owner.

Contract Year: For the HR 10 Contract issued before June 1, 1992, and the period of 12 months is measured from the Contract’s effective date or from any anniversary of such effective date for all Corporate 401, SEP and Group IRA Contract. For the HR 10 Contract issued on and after June 1, 1992, or in some states at a later date following regulatory approval, the period of 12 months is measured from the date the first Purchase Payment is applied to the Contract or from any anniversary of such date.

Corporate 401 Contract: A class of Contract designed for retirement plans that qualify under Section 401 of the Tax Code.

Customer Service: The location from which we service the Contracts. The mailing address and telephone number of Customer Service is Defined Contributions Administration, P.O. Box 990063, Hartford, CT 06199-0063, 1-800-584-6001.

Fixed Interest Options: The Guaranteed Accumulation Account and the Fixed Account are Fixed Interest Options that may be available during the Accumulation Phase under some classes of the Contract. Amounts allocated to the Guaranteed Accumulation Account are deposited in a nonunitized separate account established by the Company. Amounts allocated to the Fixed Interest Options are held in the Company’s General Account which supports insurance and annuity obligations.

Fund(s): The underlying mutual Funds in which the Subaccounts invest.

General Account: The account that contains all of our assets other than those held in Variable Annuity Account C or one of our other separate accounts.

Group IRA Contract: A class of Contract designed for retirement plans funding group individual retirement annuity contracts qualifying for beneficial tax treatment under Section 408(b) of the Tax Code.

HR 10 Contract: A class of Contract designed for retirement plans sponsored by self-employed individuals eligible to establish an HR 10 plan for their employees under Tax Code Section 401.

Investor (also “you” or “participant”): The individual who participates in the Contract through a retirement plan.

Plan Sponsor: The sponsor of your retirement plan. Generally, your employer.

Purchase Payment: Collectively, the initial purchase payment and any additional purchase payment.

SEP Contract: A class of Contracts designed for retirement plans funding simplified employee pension contracts qualifying for beneficial tax treatment under Tax Code Section 408(k).

Subaccount: Division(s) of Variable Annuity Account C that are investment options under the Contract. Each Subaccount invests in a corresponding underlying mutual Fund.

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Tax Code: The Internal Revenue Code of 1986, as amended.

VRIAC, the Company, we, us and our: Voya Retirement Insurance and Annuity Company, a stock company domiciled in Connecticut, that issues the Contract described in this summary prospectus.

Variable Annuity Account C, the Separate Account: Voya Variable Annuity Account C, a segregated asset account established by us to fund the variable benefits provided by the Contract. The Variable Annuity Account C is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and it also meets the definition of “separate account” under the federal securities laws.

Variable Investment Options: The Subaccounts of Variable Annuity Account C. Each one invests in a specific mutual Fund.

UPDATED INFORMATION ABOUT YOUR CONTRACT

The information in this summary prospectus is a summary of certain Contract features that have changed since May 1, 2021. This may not reflect all of the changes that have occurred since you entered into your Contract.

•	Investment Options
•	The Voya Large Cap Growth Portfolio and the VY® T. Rowe Price Growth Equity Portfolio each changed their classification from “diversified” to “non-diversified,” as such items are defined under the Investment Company Act of 1940, as amended.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

FEES AND EXPENSES
Charges for Early Withdrawals

If the Investor withdraws money from the Contract within ten (10) Contract Years, the Investor can be assessed an early withdrawal charge equal to a maximum of 5% of the amount withdrawn.

For example, if you make an early withdrawal from the Corporate 401 Contract, you could pay a surrender charge of up to $5,000 on a $100,000 investment.

Please also note that withdrawals from the Guaranteed Accumulation Account are subject to a Market Value Adjustment, which can be either positive or negative (see Appendix B to the full prospectus).

See “FEE TABLE - Transaction Expenses” and “CHARGES AND FEES - Transaction Fees - Early Withdrawal Charge” in the full prospectus for the Contract.

Transaction Charges

In addition to the early withdrawal charge, the Investor may also be charged for other transactions: If you take a Contract Loan from your Account Value, you may be subject to a Loan Initiation Fee not to exceed $125 per loan.

•   Certain Funds may impose redemption fees as a result of withdrawals, transfers or other Fund transactions you may initiate; and

•   Charges for advisory services due to an independent advisory services agreement between you and an investment adviser may be deducted from Contract value.

See “FEE TABLE - Transaction Expenses” and “CHARGES AND FEES” in the full prospectus for the Contract.

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FEES AND EXPENSES (continued from previous page)
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. . A Loan Interest Rate Spread (which is the difference between the rate charged and the rate credited on loans under your contract) or an Annual Loan administration fee is charged until the loan is repaid. These ongoing fees and expenses do not reflect any advisory fees due under an independent advisory services agreement with a participant, and if such charges were reflected, these ongoing fees and expenses would be higher.
	Annual Fee	Minimum	Maximum
	Base Contract Expenses	1.19%[1,2]	1.50%[1,2]
	Investment options (Portfolio Company fees and expenses)	0.50%[3]	0.78%[3]

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add early withdrawal charges that substantially increase costs.

	Lowest Annual Cost Estimate: $2,311	Highest Annual Cost Estimate: $26,904

Assumes:

•  Investment of $100,000;

•  5% annual appreciation;

•  No optional benefits;

•  Fees and expenses of least expensive Fund;

•  No sales charges or advisory fees; and

•  No additional Purchase Payments, transfers or withdrawals.

Assumes:

•  Investment of $100,000;

•  5% annual appreciation;

•  Fees and expenses for the most expensive Fund;

•  No sales charges or advisory fees; and

•  No additional Purchase Payments, transfers or withdrawals.

See “FEE TABLE - Periodic Fees and Expenses” and “CHARGES AND FEES - Periodic Fees and Charges” in the full prospectus for the Contract.
RISKS
Risk of Loss	An Investor can lose money by investing in the Contract. See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the prospectus for the Contract.

[1]	As a percentage of average Account Value.
[2]	The base contract expenses include (1) the mortality and expense risk charge (1.25% for HR 10 Contract, SEP Contract and Group IRA Contract and 1.19% for Corporate 401 Contract), which compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit; (2) an administrative expense charge equal to 0.25% annually of Account Value invested in the Subaccounts; and (3) a $30 annual maintenance fee converted to an annual percentage equal to 0.00074%. The maximum base contract expenses reflect an administration expense charge imposed on HR 10 Contract issued after May 1, 1984, equal to 0.25% annually of the Account Value invested in the Subaccounts. The annual maintenance fee is not applied to amounts held under Group IRA certificates and may be reduced or waived in certain circumstances for the other Contract. The minimum amount reflects these reductions or waivers, while the maximum amount does not. Additionally, the minimum amount reflects the lower mortality and expense risk charge for Corporate 401 Contract and the maximum amount reflects the higher mortality and expense risk charge for the other Contracts. See “CHARGES AND FEES - Periodic Fees and Charges” in the full Prospectus for the Contract.
[3]	These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2021, and will vary from year to year.

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RISKS (continued from previous page)
Not a Short-Term Investment

This Contract is not designed for short-term investing and is not appropriate for an Investor who needs ready access to cash. The Contract is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan and may expose you to early withdrawal charges or tax penalties. You should not participate in this Contract if you are looking for a short-term investment or expect to make withdrawals before you are age 59½.You may not receive any distribution before retirement, except upon reaching age 70½ or terminating employment with Texas public institutions of higher learning.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the full prospectus for the Contract.

Risks Associated with Investment Options

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract. Each investment option (including the Guaranteed Accumulation Account and the Fixed Account) will have its own unique risks, and you should review these investment options before making an investment decision. If all or a portion of your Account Value in the Guaranteed Accumulation Account is withdrawn, you could experience a loss as to the amount invested in that account.

See ‘THE INVESTMENT OPTIONS - The Variable Investment Options” and APPENDIX A, APPENDIX B and APPENDIX C in the full prospectus for the Contract and “APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT” to this summary prospectus.

Insurance Company Risks

An investment in the Contract is subject to the risks related to VRIAC, including that any obligations, including under the Fixed Interest Options, guarantees or benefits are subject to the financial strength and claims-paying ability of VRIAC. More information about VRIAC, including its financial strength and claims paying ability, is available upon request, by contacting Customer Service at 1-800-584-6001.

See “THE CONTRACT - The General Account” in the full prospectus for the Contract.

RESTRICTIONS
Investments

•   Some Subaccounts and Fixed Interest Options may not be available through certain classes of Contract, your plan or in some states. See your Contract or certificate for any state specific variations. See your Contract or certificate for any state specific variations;

•   Not all Fixed Interest Options may be available for current or future investment;

•   There are certain restrictions on transfers from the Fixed Interest Options;

•   The Company reserves the right to combine two or more Subaccounts, close Subaccounts or substitute a new Fund for a Fund in which a Subaccount currently invests; and

•   The Contract is not designed to serve as a vehicle for frequent transfers. We actively monitor Fund transfer and reallocation activity to identify violations of our Excessive Trading Policy. Electronic trading privileges will be suspended if the Company determines, in its sole discretion, that our Excessive Trading Policy has been violated.

See “THE INVESTMENT OPTIONS - Selecting Investment Options and Right to Change the Separate Account” and “THE CONTRACT - Limits on Frequent or disruptive Transfers” in the full prospectus for the Contract.

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RESTRICTIONS (continued from previous page)
Optional Benefits

•   We may discontinue or restrict the availability of an optional benefit;

•   Benefits available to you may vary based on employer and state approval. Participants should refer to their plan documents for available benefits; and

•   If a participant elects to pay advisory fees from the Variable Investment Options, such deductions will reduce the death benefit amount and also may be subject to federal and state income taxes and a 10% federal tax penalty.

“SYSTEMATIC DISTRIBUTION OPTIONS - Availability of Systematic Distribution Options” in the full prospectus for the Contract.

TAXES
Tax Implications

•   You should consult with a tax and/or legal adviser to determine the tax implications of an investment in, and distributions received under, the Contract;

•   There is no additional tax benefit to the Investor if the Contract is purchased through a tax-qualified plan or individual retirement account (“IRA”); and

•   Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

See “FEDERAL TAX CONSIDERATIONS” in the full prospectus for the Contract.

CONFLICTS OF INTEREST
Investment Professional Compensation

•   We pay compensation to broker/dealers whose registered representatives sell the Contract.

•   Compensation may be paid in the form of commissions or other compensation, depending upon the agreement between the broker/dealers and the registered representative.

•   Because of this sales-based compensation, an investment professional may have a financial incentive to offer or recommend the Contract over another investment.

See “OTHER TOPICS - Contract Distribution” in the full prospectus for the Contract.

Exchanges

Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should exchange your Contract only if you determine, after comparing the features, fees and risks of both contracts, that it is preferable for you to purchase the new contract rather than continue to own the existing Contract.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the full prospectus for the Contract.

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APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds available under the Contract. The Funds available to you may vary based on employer and state approval and participants should refer to their plan documents for a list of available Funds. The Funds available to you are also found online at https://vpx.broadridge.com/getcontract1.asp?dtype=pros&cid=voyavpx&fid=NRVA01718 by calling Customer Service at 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 Year	5 Years	10 Years
Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.	Voya Balanced Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.78%	15.92%	10.34%	9.32%
Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.	Voya Government Money Market Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.50%	0.09%	0.90%	0.47%
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.66%	29.00%	17.52%	15.05%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	There is no guarantee that the Voya Government Money Market Portfolio Subaccount will have a positive or level return.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 Year	5 Years	10 Years
Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Intermediate Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.59%	-0.88%	4.17%	4.14%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.

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HOW TO GET MORE INFORMATION

This updating summary prospectus incorporates by reference the full MAP II (HR 10) Contract prospectus and Statement of Additional Information (“SAI”), each dated May 1, 2022, as amended or supplemented. You can find these documents online at https://vpx.broadridge.com/getcontract1.asp?dtype=pros&cid=voyavpx&fid=NRVA01718 for the prospectus and https://vpx.broadridge.com/getcontract1.asp?dtype=sai&cid=voyavpx&fid=NRVA01718 for the SAI. You can also obtain these documents at no cost by calling 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

EDGAR Contract Identifier: C000002959

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